Subsequent events	9 Months Ended
Sep. 30, 2021
Subsequent events
Subsequent events

25.Subsequent events

In October 2021, the Company, through its wholly owned subsidiary, completed the launch of RMB 1,030 million of asset-backed securities by issuing senior debt securities to investors.